Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

7.	LEASES
The Company leases office and manufacturing space in Wilsonville, Oregon under an operating lease that expires February 28, 2025.
The future minimum lease payments under
non-cancelable
operating lease agreements for the year ending December 31, are as follows (in thousands):

2021	$840
2022	865
2023	891
2024	917
2025	157

Future Operating Lease Payments	$3,670

Rent expense related to operating leases aggregated $837 thousand and $1,048 thousand in 2020 and 2019, respectively.
The Company has an option to renew the lease for the office and manufacturing space in Wilsonville for an additional term of 60 months. The Company must provide the landlord with a twelve-month notice of its intention to renew the existing lease prior to its expiry on February 28, 2025. As of the date of issuance of these financial statements, the Company has not provided such notice.